Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2017
Short-term bank loans and other debt [Abstract]
Schedule of Short-Term Loans
	December 31,	December 31,
	2016	2017
	US$	US$
Loan from The Bank of East Asia
Due June 2, 2017, at 1.10% plus 3 month LIBOR(2)	34,421,617	-
Due June 1, 2018, at 1.10% plus 3 month LIBOR(2)	-	34,421,617
Due September 27, 2018, at 1.10% plus 3 month LIBOR(3)	-	24,294,636

	34,421,617	58,716,253

Loan from Ping’an Real Estate Co., Ltd.
Due April 20, 2017, at 6.00% per annum(1)	43,246,360	-

Loan from Huarong International Trust Co., Ltd. Limited
Due September 30, 2017, at 8.30% per annum(1)	100,908,174	-
Due August 9, 2018, at 8.50% per annum(4)	-	20,522,788

	100,908,174	20,522,788

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 27, 2018, at 10.00% per annum	-	7,652,046

Loan from Zhongyuan Aviation Leasing Co.,Ltd.
Due November 23, 2018, at 10.00% per annum(5)	-	15,304,092

Loan from Bridge Trust Co., Ltd.
Due May 29, 2018, at 9.50% per annum	-	41,933,213
Due November 29, 2018, at 9.50% per annum	-	45,912,277
		87,845,490
Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch
Due December 14, 2018, at 11.50% per annum	-	15,304,092

Loan from Kunlun Trust Co., Ltd.
Due December 28, 2018, at 8.20% per annum	-	38,260,231

Uncommitted on-demand revolving facilities from Bank of China International Limited
1.00% plus LIBOR(6)	-	3,935,538
1.00% plus HIBOR(6)	-	217,765
	-	4,153,303

Total short-term bank loans and other debt	178,576,151	247,758,295

(1)	These loans were paid in full in 2017.

(2)
The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$ 38,719,354  (December 31, 2016: US$36,471,097).

(3)	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$ 26,059,808 (December 31, 2016: nil).

(4)	Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 100% equity interest of Hunan Xintian.

(5)
Pursuant to the agreements with Zhongyuan Aviation Leasing Co.,Ltd. this other short-term debt is secured by the Group’s 100% equity interest of Zhengzhou Shengdao Real Estate Co., Ltd. and the Zhengzhou Shengdao’s account receivables due from homebuyers amounting to US$17,004,691 (December 31, 2016: nil).

(6)	These represent revolving credit facilities that are unsecured and repayable on demand.